Income Tax - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other current tax liabilities	€ 4,906	€ 5,051
+ Income tax expense (benefit)	(116)	2,215	€ (428)
Deferred tax liabilities	510	602
Tax loss carry forwards	(477,149)	(449,679)	(483,356)
Taxable profit limit	€ 1,000
Percentage of profit exceeding limit offsetting taxable profit	50.00%
Tax loss carried forward used to offset taxable profits	€ 33,700
Deferred tax liabilities	1,770	2,315	2,050
Deferred tax assets	1,260	1,712	1,282
Tax effect of tax losses	7,037	0	28,603
Deferred tax liability (asset)	(510)	(602)	€ (767)
Impact on equity	0	(2,721)
Impact on the profit/loss	93	2,885
Impact Attributable To Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Impact on equity	0	(2,721)
Impact on the profit/loss	545	2,455
Impact Attributable To Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Impact on equity	0	0
Impact on the profit/loss	€ 453	€ (430)